Notes Payable and Debt and Financing Arrangements - Letter of credit summary (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Letter of credit facility
Line of Credit Facility [Line Items]
Available credit facilities - commitments	$ 3,575,000		$ 4,000,000
Available letter of credit facilities - in use	1,895,425	[1]	1,757,250	[1]
Collateralized by certain assets of the Company's investment portfolio	67.60%		93.30%
Revolving credit facility
Line of Credit Facility [Line Items]
Available credit facilities - commitments	1,000,000		1,000,000
Available letter of credit facilities - in use	$ 0	[1]	$ 0	[1]

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.